Composition of Certain Financial Statement Items - Other Accrued Expenses (Details) - USD ($) $ in Millions	Jul. 31, 2026	Apr. 24, 2026	Jul. 25, 2025	Apr. 25, 2025
Related Party Transaction [Line Items]
Accrued warranties	$ 18	$ 17		$ 15
Deferred income	14	15		11
Operating lease obligations	9	8		11
Nonrelated Party
Related Party Transaction [Line Items]
Contract termination accrual	8	24	$ 24	0
Accrued income taxes	34	38	38	0
Accrued litigation charges	22	24	24	165
Accrued warranties	18	17	17	15
Deferred income	14	15	15	11
Ancillary services cost accrual		0		11
Operating lease obligations	9	8	8	11
Right of return	5	6	6	5
Other accrued expenses	76	61	61	53
Total	$ 185	$ 194	$ 194	$ 271